SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES
Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS

Customer	Net sales for the three months ended June 30, 2021	% of total revenue
A(1)	$511,204	60%
B	291,613	34%

During the six months ended June 30, 2021, the Company had two major customers accounted for over 10% of its total revenue.

Customer	Net sales for the six months ended June 30, 2021	% of total revenue
A(1)	$1,006,068	65%
B	291,613	19%

During the three months ended June 30, 2022, the Company had one major supplier that accounted for over 10% of its total purchases.

Supplier	Net purchase for the three months ended June 30, 2022	% of total purchase
C(2)	$63,681	23%

During the six months ended June 30, 2022, the Company had one major supplier that accounted for over 10% of its total purchases.

Supplier	Net purchase for the six months ended June 30, 2022	% of total purchase
C(2)	$63,681	12%

During the three months ended June 30, 2021, the Company had one major supplier accounted for over 10% of its total purchase.

Supplier	Net purchase for the three months ended June 30, 2021	% of total purchase
A(1)	$3,940	91%

During the six months ended June 30, 2021, the Company had one major supplier accounted for over 10% of its total purchase.

Supplier	Net purchase for the six months ended June 30, 2021	% of total purchase
D	$232,516	97%

(1)	Represented advertising revenues from this customer during the three and six months ended June 30, 2021. The Company also purchased inventory from this customer in the three and six months ended June 30, 2021.
(2)	The Company purchased inventory from this supplier, Yunnan Runcangsheng, in the three and six months ended June 30, 2022. In July 2022, the Company agreed to acquire all of the outstanding interest of Yunnan Runcangsheng (see Note 18).

During the year ended December 31, 2021, the Company had two major customers that accounted for over 10% of its total revenue.

Customer	Net sales for the year ended December 31, 2021	% of total revenue
A*	$1,286,792	42%
B	658,018	21%

During the year ended December 31, 2020, the Company had one major customer that accounted for over 10% of its total revenue.

Customer	Net sales for the year ended December 31, 2020	% of total revenue
A*	$1,863,785	76%

During the year ended December 31, 2021, the Company had one major supplier that accounted for over 10% of its total purchases.

Supplier	Net purchases for the year ended December 31, 2021	% of total purchase
C	$233,187	40%

During the year ended December 31, 2020, the Company had three major suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchase for the year ended December 31, 2020	% of total purchase
A*	$110,037	55%
D	27,225	14%
E	20,000	10%

*	Represented advertising revenues from this customer during the years ended December 31, 2021 and 2020. The Company also purchased inventory from this customer during the years ended December 31, 2021 and 2020.

SCHEDULE OF INFORMATION SEGMENTS

The following table shows the Company’s operations by business segment for the three months ended June 30, 2022 and 2021. Revenues and expenses for the Pharmacies and Hotel segments commenced as of the respective dates of the completion of their acquisitions:

	For the Three Months Ended June 30,
	2022	2021
Net revenue
Advertising and products	$16,591	$852,768
Pharmacies	194,045	-
Hotel	210,251	-
Total revenues, net	$420,887	$852,768

Operating costs and expenses
Advertising and products
Cost of goods sold	$3,735	$25,021
Operating expenses	362,220	359,243
Pharmacies
Cost of goods sold	150,263	-
Operating expenses	153,842	-
Hotel
Hotel operating costs	418,100	-
Operating expenses	71,965	-
Total operating costs and expenses	$1,160,125	$384,264

(Loss) income from operations
Advertising and products	$(349,364)	$468,504
Pharmacies	(110,060)	-
Hotel	(279,814)	-
(Loss) income from operations	$(739,238)	$468,504

The following table shows the Company’s operations by business segment for the six months ended June 30, 2022 and 2021. Revenues and expenses for the Pharmacies and Hotel segments commenced as of the respective dates of the completion of their acquisitions:

	For the Six Months Ended June 30,
	2022	2021
Net revenue
Advertising and products	$32,689	$1,550,926
Pharmacies	352,939	-
Hotel	453,937	-
Total revenues, net	$839,565	$1,550,926

Operating costs and expenses
Advertising and products
Cost of goods sold	$8,418	$160,680
Operating expenses	660,261	699,572
Pharmacies
Cost of goods sold	270,104	-
Operating expenses	323,151	-
Hotel
Hotel operating costs	929,719	-
Operating expenses	159,304	-
Total operating costs and expenses	$2,350,957	$860,252

(Loss) income from operations
Advertising and products	$(635,990)	$690,674
Pharmacies	(240,316)	-
Hotel	(635,086)	-
(Loss) income from operations	$(1,511,392)	$690,674

Segment assets	As of June 30, 2022	As of December 31, 2021
Advertising and products	$8,459,975	$8,914,211
Pharmacies	767,817	931,706
Hotel	1,362,219	1,814,429
Total assets	$10,590,011	$11,660,346

The following table shows the Company’s operations by business segment for the year ended December 31, 2021 and 2020. Revenues and expenses for the Pharmacies and Hotel segments commenced as of the respective dates of the completion of their acquisitions:

	2021	2020
Net revenue
Advertising and products	$2,406,988	$2,451,055
Pharmacies	280,447	-
Hotel	378,798	-
Total revenues, net	$3,066,233	$2,451,055

Operating costs and expenses
Advertising and products
Cost of goods sold	$316,750	$224,675
Operating expenses	1,344,543	1,431,920
Pharmacies
Cost of goods sold	218,735	-
Operating expenses	252,513	-
Hotel
Hotel operating costs	744,594	-
Operating expenses	216,036	-
Total operating costs and expenses	$3,093,171	$1,656,595

Income (loss) from operations
Advertising and products	$745,695	$794,460
Pharmacies	(190,801)	-
Hotel	(581,832)	-
Income (loss) from operations	$(26,938)	$794,460

Segment assets	As of December 31, 2021	As of December 31, 2020
Advertising and products	$8,914,211	$8,093,818
Pharmacies	931,706	-
Hotel	1,814,429	-
Total assets	$11,660,346	$8,093,818